Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenues		$ 113,671	$ 76,190	$ 38,178
Cost of revenues		46,899	26,353	18,042
Gross profit		66,772	49,837	20,136
Operating expenses:
Research and development, net		15,919	9,583	11,997
Clinical operations		9,365	4,332	4,672
Sales and marketing		100,641	47,705	27,536
General and administrative		34,770	10,199	5,359
Total operating expenses		160,695	71,819	49,564
Operating loss		93,923	21,982	29,428
Financial (income) expense, net		(31,228)	364	(350)
Loss before taxes on income		62,695	22,346	29,078
Taxes on income		47	24	8
Net loss		62,742	22,370	29,086
Other comprehensive income (loss)		0	0	0
Comprehensive loss		$ 62,742	$ 22,370	$ 29,086
Net loss per share (1):
Basic and diluted net loss per share	[1]	$ 0.72	$ 1.67	$ 2.29
Weighted average number of common shares used in computing basic and diluted net loss per share (1)	[1]	86,775,948	13,359,350	12,721,426

[1]	Prior period results have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.